Inventories, Net - Schedule of Components of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Inventories [Abstract]
Raw materials	$ 767,064	$ 2,983,737
Work in progress	239,209	663,644
Finished goods	1,163,898	1,331,848
Total inventories, gross	2,170,171	4,979,229
Inventories impairment	(631,355)	(1,263,735)	$ (732,897)	$ (655,783)
Total inventories, net	$ 1,538,816	$ 3,715,494